Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
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Components of Income Tax Expense (Recovery) Recognized

Income tax expenses (recovery) recognized in the Consolidated Statements of Income:

For the years ended December 31,	2017	2016
Current tax
Current year	$608	$659
Adjustments to prior year(1)	(38)	(228)
	570	431
Deferred tax
Change related to temporary differences	(803)	(235)
Impact of U.S. Tax Reform	472	–
Income tax expense	$239	$196
(1)	Adjustments relating to closure of multiple taxation years

Income tax expenses (recovery) recognized in Other Comprehensive Income (“OCI”):

For the years ended December 31,	2017	2016
Current income tax expense (recovery)	$116	$(72)
Deferred income tax expense (recovery)	320	(25)
Income tax expense (recovery)	$436	$(97)

Income tax expenses (recovery) recognized directly in Equity:

For the years ended December 31,	2017	2016
Current income tax expense (recovery)	$–	$(2)
Deferred income tax expense (recovery)	(2)	(2)
Income tax expense (recovery)	$(2)	$(4)

Summary of Reconciliation of Income Tax Expense

The effective income tax rate reflected in the Consolidated Statements of Income varies from the Canadian tax rate of 26.75 per cent for the year ended December 31, 2017 (2016 – 26.75 per cent) and the reasons are disclosed below.

Reconciliation of income tax expense

For the years ended December 31,	2017	2016
Income before income taxes	$2,501	$3,329
Income tax expense at Canadian statutory tax rate	$669	$890
Increase (decrease) in income taxes due to:
Tax-exempt investment income	(242)	(229)
Differences in tax rate on income not subject to tax in Canada	(551)	(366)
Recovery of unrecognized tax losses of prior years	–	(10)
Adjustments to taxes related to prior years	(182)	(206)
Tax losses and temporary differences not recognized as deferred taxes	14	22
Impact of U.S. Tax Reform	472	–
Other differences	59	95
Income tax expense	$239	$196

Summary of Deferred Tax Assets and Liabilities

The following table presents the Company’s deferred tax assets and liabilities.

As at December, 31	2017	2016
Deferred tax assets	$4,569	$4,439
Deferred tax liabilities	(1,281)	(1,359)
Net deferred tax assets	$3,288	$3,080

Components of Deferred Tax Assets and Liabilties

The following table presents significant components of the Company’s deferred tax assets and liabilities.

As at December 31, 2017	Balance, January 1, 2017	Recognized in Income Statement	Recognized in Other Comprehensive Income	Recognized in Equity	Translation and Other	Balance, December 31, 2017
Loss carry forwards	$942	$(311)	$–	$3	$(38)	$596
Actuarial liabilities	9,366	(1,053)	(17)	–	(418)	7,878
Pensions and post-employment benefits	352	(87)	(54)	–	(3)	208
Tax credits	875	(369)	–	–	(52)	454
Accrued interest	17	(12)	–	(3)	(1)	1
Real estate	(1,396)	284	(9)	–	59	(1,062)
Securities and other investments	(6,064)	2,172	(239)	–	324	(3,807)
Sale of investments	(163)	58	–	–	–	(105)
Goodwill and intangible assets	(1,059)	197	–	–	37	(825)
Other	210	(548)	(1)	2	287	(50)
Total	$3,080	$331	$(320)	$2	$195	$3,288

As at December 31, 2016	Balance, January 1, 2016	Recognized in Income Statement	Recognized in Other Comprehensive Income	Recognized in Equity	Translation and Other	Balance, December 31, 2016
Loss carry forwards	$1,493	$(515)	$–	$–	$(36)	$942
Actuarial liabilities	9,448	244	(5)	(116)	(205)	9,366
Pensions and post-employment benefits	329	100	(79)	–	2	352
Tax credits	750	147	–	–	(22)	875
Accrued interest	121	(100)	–	–	(4)	17
Real estate	(1,812)	373	–	–	43	(1,396)
Securities and other investments	(6,218)	(243)	113	112	172	(6,064)
Sale of investments	(200)	37	–	–	–	(163)
Goodwill and intangible assets	(1,138)	58	–	–	21	(1,059)
Other	59	134	(4)	6	15	210
Total	$2,832	$235	$25	$2	$(14)	$3,080